Columbia Variable Portfolio – Emerging Markets Bond Fund
First Quarter Report
March 31, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Emerging Markets Bond Fund, March 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Convertible Bonds 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
China 0.1%
Country Garden Holdings Co., Ltd.(a)
12/31/2031	0.000%	2,657,509	295,603
Total Convertible Bonds (Cost $348,042)			295,603

Corporate Bonds & Notes 7.1%

Brazil 0.7%
Braskem Netherlands Finance BV(b)
01/31/2030	4.500%	5,091,000	2,377,909
Raizen Fuels Finance SA(b)
07/08/2032	6.250%	726,000	403,605
Total			2,781,514
China 0.0%
Country Garden Holdings Co., Ltd.(c)
12/31/2032	5.000%	1,282,744	174,504
Malaysia 0.5%
GENM Capital Labuan Ltd.(b)
04/19/2031	3.882%	2,210,000	1,966,458
Russian Federation 0.4%
Phosagro OAO Via Phosagro Bond Funding DAC(b)
09/16/2028	2.600%	2,128,000	1,469,298
Saudi Arabia 2.2%
EIG Pearl Holdings Sarl(b)
08/31/2036	3.545%	2,376,294	2,121,208
Greensaif Pipelines Bidco Sarl(b)
02/23/2036	5.853%	3,371,000	3,381,342
02/23/2038	6.129%	1,500,000	1,518,656
08/23/2042	6.103%	1,455,000	1,446,803
Total			8,468,009
South Korea 0.4%
LG Chem Ltd.(b)
07/07/2026	1.375%	1,536,000	1,522,720
Tanzania 0.7%
AngloGold Ashanti Holdings PLC
10/01/2030	3.750%	735,000	705,467
HTA Group Ltd.(b)
06/04/2029	7.500%	1,759,000	1,785,035
Total			2,490,502
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Turkey 0.8%
Sisecam UK PLC(b)
05/02/2032	8.625%		3,154,000	3,179,517
United Arab Emirates 1.4%
Galaxy Pipeline Assets Bidco Ltd.(b)
03/31/2036	2.625%		2,600,000	2,210,531
09/30/2040	2.940%		3,728,033	3,015,556
Total				5,226,087
Total Corporate Bonds & Notes (Cost $30,889,792)				27,278,609

Foreign Government Obligations(d),(e) 87.5%

Angola 1.1%
Angolan Government International Bond(b)
04/14/2032	8.750%		846,000	821,740
10/15/2035	9.875%		1,004,000	1,005,122
05/08/2048	9.375%		2,536,000	2,245,530
Total				4,072,392
Argentina 2.7%
Argentine Republic Government International Bond(f)
07/09/2035	2.750%		13,765,998	9,946,418
07/09/2046	3.750%		670,909	459,461
Total				10,405,879
Bahrain 2.2%
Bahrain Government International Bond(b)
05/18/2034	5.625%		2,635,000	2,320,312
CBB International Sukuk Programme Co. WLL(b)
05/18/2029	3.875%		3,867,000	3,517,784
09/03/2034	6.124%		2,816,000	2,677,579
Total				8,515,675
Brazil 1.6%
Brazil Notas do Tesouro Nacional
01/01/2031	10.000%	BRL	5,897,000	1,022,992
Brazilian Government International Bond
01/22/2032	6.125%		1,770,000	1,811,850
01/27/2045	5.000%		698,000	547,514
05/13/2054	7.125%		931,000	913,292
01/12/2056	7.250%		2,003,000	1,961,869
Total				6,257,517
Chile 5.1%
Chile Government International Bond
01/05/2036	4.950%		8,504,772	8,404,305

Columbia Variable Portfolio – Emerging Markets Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, March 31, 2026 (Unaudited)
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Corp Nacional del Cobre de Chile(b)
01/30/2037	5.529%	4,030,000	3,946,755
08/01/2047	4.500%	5,700,000	4,500,578
Corporación Nacional del Cobre de Chile(b)
01/26/2036	6.440%	1,991,000	2,091,488
Empresa Nacional del Petroleo(b)
05/10/2033	6.150%	881,000	903,090
Total			19,846,216
Colombia 2.6%
Colombia Government International Bond
04/25/2035	8.500%	1,158,000	1,250,924
11/14/2035	8.000%	2,000,000	2,093,368
11/07/2036	7.750%	1,757,000	1,797,212
09/18/2037	7.375%	3,400,000	3,383,174
02/26/2044	5.625%	1,721,000	1,356,154
Total			9,880,832
Dominican Republic 3.5%
Dominican Republic International Bond(b)
01/25/2027	5.950%	4,035,000	4,055,066
01/30/2030	4.500%	3,659,000	3,477,314
09/23/2032	4.875%	1,487,000	1,369,737
04/30/2044	7.450%	2,790,000	2,900,791
01/27/2045	6.850%	271,000	263,494
06/05/2049	6.400%	1,550,000	1,432,535
Total			13,498,937
Ecuador 1.5%
Ecuador Government International Bond(b)
01/29/2034	8.750%	1,810,000	1,772,707
01/29/2039	9.250%	1,108,000	1,085,144
Ecuador Government International Bond(b),(f)
07/31/2035	6.900%	1,304,312	1,148,232
07/31/2040	5.000%	2,485,221	1,940,921
Total			5,947,004
Egypt 1.4%
Egypt Government International Bond(b)
02/21/2048	7.903%	1,491,000	1,208,793
02/16/2061	7.500%	5,440,000	4,120,244
Total			5,329,037
Ghana 1.1%
Ghana Government International Bond(b),(f)
07/03/2035	5.000%	5,135,567	4,371,601
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Guatemala 0.6%
Guatemala Government Bond(b)
08/06/2031	6.050%	879,000	895,134
10/07/2033	3.700%	909,000	791,348
06/01/2050	6.125%	489,000	465,955
Total			2,152,437
Hungary 1.9%
Hungary Government International Bond(b)
09/22/2031	2.125%	5,637,000	4,774,429
09/22/2032	6.250%	1,330,000	1,384,510
09/21/2051	3.125%	1,930,000	1,141,218
Total			7,300,157
India 1.3%
Export-Import Bank of India(b)
02/01/2028	3.875%	2,700,000	2,666,837
01/15/2030	3.250%	2,669,000	2,539,682
Total			5,206,519
Indonesia 6.5%
Indonesia Government International Bond
09/18/2029	3.400%	1,900,000	1,824,542
02/11/2049	5.350%	778,000	734,357
10/30/2049	3.700%	2,255,000	1,611,841
Perusahaan Penerbit SBSN Indonesia III(b)
06/06/2032	4.700%	15,702,000	15,411,610
11/15/2033	5.600%	2,680,000	2,725,915
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara(b)
02/03/2036	5.450%	277,000	265,685
PT Perusahaan Listrik Negara(b)
07/17/2049	4.875%	3,291,000	2,630,473
Total			25,204,423
Ivory Coast 2.0%
Ivory Coast Government International Bond(b)
03/03/2028	6.375%	1,667,500	1,676,590
06/15/2033	6.125%	2,030,000	1,904,486
04/01/2036	8.075%	1,157,000	1,173,728
01/30/2037	8.250%	2,706,000	2,771,127
Total			7,525,931
Jordan 0.3%
Jordan Government International Bond(b)
10/10/2047	7.375%	1,361,000	1,281,410
Kazakhstan 1.6%
Development Bank of Kazakhstan(b)
04/15/2027	5.500%	1,898,000	1,905,782
Columbia Variable Portfolio – Emerging Markets Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, March 31, 2026 (Unaudited)
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
KazMunayGas National Co. JSC(b)
04/24/2030	5.375%		1,997,000	2,013,385
04/19/2047	5.750%		2,598,000	2,416,897
Total				6,336,064
Kenya 0.5%
Republic of Kenya Government International Bond(b)
02/26/2039	8.700%		1,946,000	1,757,948
Lebanon 0.5%
Lebanon Government International Bond(b),(g)
04/12/2021	0.000%		2,097,000	496,938
11/04/2024	0.000%		1,790,000	419,418
03/20/2028	0.000%		2,096,000	491,926
Lebanon Government International Bond(g)
05/17/2034	0.000%		2,097,000	500,120
Total				1,908,402
Mexico 8.3%
Comision Federal de Electricidad(b)
07/26/2033	3.875%		4,200,000	3,595,012
01/28/2034	6.045%		271,000	262,483
Mexican Bonos
05/31/2029	8.500%	MXN	15,000,000	836,673
Mexico Government International Bond
02/12/2034	3.500%		12,841,000	10,888,989
02/09/2038	6.125%		1,119,000	1,092,205
05/16/2040	5.375%	EUR	694,000	776,014
05/07/2054	6.400%		4,493,000	4,190,585
Petroleos Mexicanos
11/12/2026	7.470%	MXN	4,700,000	261,347
01/28/2031	5.950%		5,982,000	5,715,964
01/23/2045	6.375%		1,657,000	1,303,490
02/12/2048	6.350%		4,191,000	3,203,657
Total				32,126,419
Mongolia 0.1%
Mongolia Government International Bond(b)
01/19/2028	8.650%		488,000	509,993
Morocco 0.9%
OCP SA(b)
03/01/2036	6.700%		1,158,000	1,188,606
06/23/2051	5.125%		3,071,000	2,388,068
Total				3,576,674
Nigeria 1.9%
Nigeria Government International Bond(b)
09/28/2028	6.125%		1,600,000	1,583,949
09/28/2033	7.375%		2,796,000	2,727,309
12/09/2034	10.375%		1,024,000	1,172,203
01/13/2036	8.631%		306,000	318,044
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/28/2047	7.625%	1,739,000	1,584,319
Total			7,385,824
Oman 1.7%
Oman Government International Bond(b)
01/17/2048	6.750%	4,233,000	4,408,388
OQ SAOC(b)
05/06/2028	5.125%	1,964,000	1,957,038
Total			6,365,426
Pakistan 0.7%
Pakistan Government International Bond(b)
12/05/2027	6.875%	1,400,000	1,378,959
04/08/2031	7.375%	1,395,000	1,289,252
Total			2,668,211
Panama 1.7%
Panama Government International Bond
03/01/2031	7.500%	1,494,000	1,639,691
09/29/2032	2.252%	2,800,000	2,300,916
01/19/2033	3.298%	2,978,000	2,588,867
Total			6,529,474
Paraguay 2.1%
Paraguay Government International Bond(b)
06/28/2033	3.849%	2,000,000	1,851,247
08/11/2044	6.100%	5,068,000	5,033,463
03/30/2050	5.400%	1,574,000	1,400,495
Total			8,285,205
Peru 2.2%
Peruvian Government International Bond
01/15/2034	3.000%	3,634,000	3,103,993
11/18/2050	5.625%	5,677,000	5,402,759
Total			8,506,752
Philippines 0.9%
Philippine Government International Bond
07/06/2046	3.200%	5,234,000	3,583,070
Poland 1.8%
Republic of Poland Government International Bond
10/04/2033	4.875%	1,700,000	1,696,944
09/18/2034	5.125%	3,384,000	3,398,296
03/18/2054	5.500%	1,919,000	1,768,459
Total			6,863,699

Columbia Variable Portfolio – Emerging Markets Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, March 31, 2026 (Unaudited)
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Romania 2.7%
Romanian Government International Bond(b)
03/27/2032	3.625%	9,002,000	7,885,763
02/10/2037	7.500%	1,636,000	1,725,320
06/15/2048	5.125%	982,000	768,554
Total			10,379,637
Russian Federation 0.4%
Gazprom PJSC via Gaz Finance PLC(b)
02/25/2030	3.250%	2,254,000	1,531,811
Saudi Arabia 4.7%
Avilease Capital Ltd.(b)
11/12/2030	4.750%	2,453,000	2,388,881
KSA Ijarah Sukuk Ltd.(b)
09/09/2030	4.250%	3,070,000	2,998,094
KSA Sukuk Ltd.(b)
10/29/2029	2.969%	1,000,000	939,774
Saudi Government International Bond(b)
10/22/2030	3.250%	1,900,000	1,775,329
07/18/2033	4.875%	1,830,000	1,804,642
01/13/2035	5.625%	5,587,000	5,764,219
01/12/2056	5.875%	2,477,000	2,355,735
Total			18,026,674
South Africa 1.9%
Republic of South Africa Government International Bond
09/30/2049	5.750%	3,900,000	3,009,887
04/20/2052	7.300%	2,592,000	2,394,025
Republic of South Africa Government International Bond(b)
11/19/2054	7.950%	1,262,000	1,250,747
12/11/2055	7.250%	610,000	557,035
Total			7,211,694
Sri Lanka 0.8%
Sri Lanka Government International Bond(b)
04/15/2028	4.000%	419,659	399,555
Sri Lanka Government International Bond(b),(f)
01/15/2030	3.100%	429,898	394,790
03/15/2033	3.350%	843,238	702,991
06/15/2035	3.600%	569,380	428,911
05/15/2036	3.600%	395,163	349,473
02/15/2038	3.600%	790,658	703,985
Total			2,979,705
Turkey 6.5%
Turkey Government International Bond
04/14/2026	4.250%	3,300,000	3,299,607
02/17/2028	5.125%	8,000,000	7,884,220
03/14/2029	9.375%	1,600,000	1,725,136
04/26/2029	7.625%	1,885,000	1,946,331
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/11/2047	5.750%	500,000	373,691
Turkiye Government International Bond
03/13/2030	5.250%	4,749,000	4,533,615
05/15/2034	7.625%	4,335,000	4,401,271
01/03/2035	6.500%	1,000,000	938,824
Total			25,102,695
Ukraine 1.4%
Ukraine Government International Bond(b),(f)
02/01/2032	4.000%	2,948,000	2,128,447
02/01/2034	4.500%	1,575,787	844,417
02/01/2035	4.500%	4,480,482	2,354,119
Total			5,326,983
United Arab Emirates 5.6%
Abu Dhabi Developmental Holding Co. PJSC(b)
05/06/2035	5.000%	2,179,000	2,113,248
Abu Dhabi Future Energy Co Pjsc Masdar(b)
07/25/2034	5.250%	2,500,000	2,466,846
Adnoc Murban Rsc Ltd.(b)
09/11/2034	4.500%	2,000,000	1,890,768
DAE Sukuk Difc Ltd.(b)
10/16/2030	4.500%	2,051,000	1,959,534
DP World Crescent Ltd.(b)
09/26/2028	4.848%	2,000,000	1,975,168
05/08/2035	5.500%	1,910,000	1,869,449
DP World Ltd.(b)
09/25/2048	5.625%	1,291,000	1,153,339
DP World PLC(b)
07/02/2037	6.850%	5,900,000	6,229,032
MDGH GMTN (RSC), Ltd.(b)
04/28/2033	5.500%	1,808,000	1,832,577
Total			21,489,961
Uruguay 0.9%
Oriental Republic of Uruguay
09/10/2060	5.250%	2,907,578	2,633,147
Uruguay Government International Bond
11/20/2045	4.125%	1,077,570	914,956
Total			3,548,103
Venezuela 1.6%
Petroleos de Venezuela SA(b),(g)
05/16/2024	0.000%	12,559,928	4,352,472
Venezuela Government International Bond(b),(g)
10/13/2024	0.000%	4,300,000	1,828,556
Total			6,181,028
Columbia Variable Portfolio – Emerging Markets Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, March 31, 2026 (Unaudited)
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Zambia 0.7%
Zambia Government International Bond(b),(f)
06/30/2033	5.750%	1,574,988	1,474,845
Zambia Government International Bond(b)
12/31/2053	0.500%	1,617,939	1,056,121
Total			2,530,966
Total Foreign Government Obligations (Cost $339,773,783)			337,508,385

Money Market Funds 4.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.790%(h),(i)	16,464,126	16,457,540
Total Money Market Funds (Cost $16,458,160)		16,457,540
Total Investments in Securities (Cost $387,469,777)		381,540,137
Other Assets & Liabilities, Net		4,325,291
Net Assets		$385,865,428
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
3,062,222 EUR	3,551,779 USD	Citi	04/10/2026	10,873	—
20,742,607 MXN	1,166,713 USD	HSBC	04/10/2026	10,170	—
Total				21,043	—
Notes to Portfolio of Investments
(a)	Zero coupon bond.
(b)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2026, the total value of these securities amounted to $236,481,001, which represents 61.29% of total net assets.

(c)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(d)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(e)	Principal and interest may not be guaranteed by a governmental entity.
(f)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2026.

(g)	Represents a security in default.
(h)	The rate shown is the seven-day current annualized yield at March 31, 2026.
(i)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.790%
	3,761,490	37,946,666	(25,249,996)	(620)	16,457,540	(1,615)	93,873	16,464,126
Currency Legend
BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Variable Portfolio – Emerging Markets Bond Fund  | 2026

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1QT7006_(05/26)